Cover	Sep. 02, 2026
Cover [Abstract]
Entity Registrant Name	SOBR Safe, Inc.
Entity Central Index Key	0001425627
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	26-0731818
Entity Address Address Line 1	6300 E. Hampden Ave.
Entity Address Address Line 2	Suite C-308
Entity Address City Or Town	Denver
Entity Address State Or Province	CO
Entity Address Postal Zip Code	80222
City Area Code	844
Local Phone Number	762-7723
Amendment Description	AMENDMENT NO. 1